FINANCIAL INSTRUMENTS (Narrative) (Details) € in Thousands, ₪ in Thousands, $ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 29, 2022 CAD ($) shares	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)	Feb. 24, 2022 CAD ($)	Feb. 24, 2022 USD ($)
Disclosure of detailed information about financial instruments [line items]
Investments in unlisted shares measured at fair value		$ 2,285
Fair value of the investments		2,285	$ 2,410
Conversion of warrant and compensation options into common shares		0	$ 0	$ 611
Xinteza Api Ltd [Member]
Disclosure of detailed information about financial instruments [line items]
Amount invested in exchange for additional future shares								$ 125	$ 100
Telekana [Member]
Disclosure of detailed information about financial instruments [line items]
Conversion of warrant and compensation options into common shares	$ 611
Number of ordinary shares issued upon conversion | shares	1,040
Proportion Of Ownership Interests	51.00%
Currency risk [Member] | EUR [Member] | Cash And Cash Equivalent [Member]
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		407			€ 278
Currency risk [Member] | NIS [Member] | Cash And Cash Equivalent [Member]
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		1,350				₪ 3,698
Currency risk [Member] | USD [Member] | Cash And Cash Equivalent [Member]
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		$ 20					$ 15